OTHER FINANCIAL ITEMS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total net cash movement on non-designated derivatives and swap settlements	$ (9,272)	$ 1,195	$ (721)
Total net movement in fair value of non-designated derivatives	(20,433)	(3,450)	13,908
Net movement in fair value of designated derivatives (ineffective portion)			(11)
Allowance for expected credit losses	(1,771)	0	0
Impairment of long-term receivables	0	(9,168)	(1,730)
Other items	5,531	(1,330)	(1,039)
Total other financial items, net	(25,945)	(12,753)	10,407
Interest Rate Swap
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total net cash movement on non-designated derivatives and swap settlements	(4,575)	1,389	170
Total net movement in fair value of non-designated derivatives	(15,314)	(4,123)	2,687
Cross Currency Interest Rate Contract
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total net cash movement on non-designated derivatives and swap settlements	(152)	(194)	(891)
Total net movement in fair value of non-designated derivatives	(5,124)	673	11,221
Interest Rate Swap After Debt Refinancing
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total net cash movement on non-designated derivatives and swap settlements	(4,539)	0	0
Cross Currency Swaps
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total net cash movement on non-designated derivatives and swap settlements	(6)	0	0
Total net movement in fair value of non-designated derivatives	$ 5	$ 0	$ 0